Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings	$ 6,106	$ 8,233	$ 10,937
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $nil (2023 – $nil, 2022 – $1 million)	2	2	4
Reclassification to net earnings, net of taxes of $nil (2023 – $nil, 2022 – $1 million)	(4)	(5)	(6)
Net change in derivative financial instruments designated as cash flow hedges	(2)	(3)	(2)
Foreign currency translation adjustment
Translation of net investment	131	(34)	212
Other comprehensive income (loss), net of taxes	129	(37)	210
Comprehensive income	$ 6,235	$ 8,196	$ 11,147